FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured on the Company's consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition
	As of December 31, 2012
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	660,463	—	660,463	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(975,053)		(975,053)	—
	$(314,590)	$—	$(314,590)	$—

	As of December 31, 2011
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	908,200	—	908,200	—
Cross currency forward exchange contracts -recorded as derivative liabilities .	(399,792)		(399,792)	—
	$508,408	$—	$508,408	$—

Schedule of non financial assets at fair value measured on a non recurring basis

	Fair Value as of December 31, 2012 Measured Using Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2012
Goodwill	—	$6,160,545
Intangible asset	—	$3,764,464
Long-lived assets — mono crystal furnaces	—	$6,437,716